UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4058

                                Korea Fund, Inc.
                                ----------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

The Korea Fund, Inc.
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares                         Value ($)
                                                                                     ---------------------------------------------
Common Stocks 84.6%
Consumer Discretionary 15.1%
Auto Components 4.6%
Halla Climate Control Corp.                                                                    600,000                  5,419,019
Hankook Tire Co., Ltd.                                                                       4,464,307                 40,126,424
                                                                                                                       ----------
                                                                                                                       45,545,443

Automobiles 4.3%
Hanil E-Wha Co., Ltd.                                                                          706,950                    724,447
Hyundai Motor Co. (GDR) (Preferred) 144A                                                     3,020,000                 35,787,000
Nexen Tire Corp.                                                                               400,000                  5,419,019
                                                                                                                       ----------
                                                                                                                       41,930,466

Hotels Restaurants & Leisure 2.0%
Hotel Shilla Co., Ltd.                                                                         858,391                  4,211,819
Kangwon Land, Inc.                                                                           1,471,530                 15,846,263
                                                                                                                       ----------
                                                                                                                       20,058,082

Internet & Catalog Retail 0.2%
LG Home Shopping, Inc.                                                                          56,200                  2,169,422

Media 0.7%
Cheil Communications, Inc.                                                                      57,600                  7,428,224

Multiline Retail 3.1%
Shinsegae Co., Ltd.                                                                             80,003                 21,294,763
Taegu Department Store Co., Ltd. (b)                                                         1,286,110                  8,890,521
                                                                                                                       ----------
                                                                                                                       30,185,284

Textiles, Apparel & Luxury Goods 0.2%
BYC Co., Ltd. (b)                                                                               39,530                  1,586,006

Consumer Staples 5.1%
Beverages 1.6%
Hite Brewery Co., Ltd.                                                                          50,000                  3,673,469
Nam Yang Dairy Products Co., Ltd. (b)                                                           43,390                 11,568,155
                                                                                                                       ----------
                                                                                                                       15,241,624

Food Products 1.4%
CJ Corp.                                                                                        99,606                  5,363,067
Nhong Shim Co., Ltd.                                                                            38,229                  8,167,029
                                                                                                                       ----------
                                                                                                                       13,530,096

Household Products 0.1%
LG Household & Health Care Ltd.                                                                 51,511                  1,377,802

Tobacco 2.0%
KT&G Corp. (GDR) 144A                                                                          413,800                  5,458,022
KT&G Corp.                                                                                     552,570                 14,612,033
                                                                                                                       ----------
                                                                                                                       20,070,055

Energy 8.1%
Oil & Gas
S-Oil Corp.                                                                                    827,300                 41,095,580
SK Corp.                                                                                       826,200                 38,099,193
                                                                                                                       ----------
                                                                                                                       79,194,773

Financials 12.0%
Banks 4.2%
Jeonbuk Bank (b)                                                                             2,706,500                  9,342,890
Kookmin Bank (ADR)*                                                                            100,917                  3,213,197
Kookmin Bank*                                                                                  909,198                 28,780,084
                                                                                                                       ----------
                                                                                                                       41,336,171

Diversified Financial Services 0.7%
Dongwon Financial Holding Co., Ltd.                                                                  2                         12
Nong Shim Holdings Co., Ltd.                                                                    22,521                  1,198,903
Samsung Securities Co., Ltd.                                                                   164,720                  2,796,592
Telephus Co., Ltd.* (b)(c)(d)                                                                2,266,667                  2,952,671
                                                                                                                       ----------
                                                                                                                        6,948,178

Insurance 7.1%
Korean Reinsurance Co.                                                                       1,643,310                  5,637,060
Oriental Fire & Marine Insurance Co. (b)                                                       584,860                  7,872,627
Samsung Fire & Marine Insurance Co., Ltd.                                                      979,625                 56,403,941
                                                                                                                       ----------
                                                                                                                       69,913,628

Health Care 0.5%
Biotechnology 0.1%
LG Life Sciences Ltd. *                                                                         14,825                    419,065

Pharmaceuticals 0.4%
Choongwae Pharma Corp.                                                                          88,600                  1,023,344
Yuhan Corp.                                                                                     46,500                  3,069,040
                                                                                                                       ----------
                                                                                                                        4,092,384

Industrials 6.4%
Commercial Services & Supplies 2.1%
Insun ENT Co., Ltd.                                                                            193,000                  3,427,573
S1 Corp.                                                                                       564,270                 17,053,057
                                                                                                                       ----------
                                                                                                                       20,480,630

Construction & Engineering 0.2%
Ssangyong Engineering & Construction Co., Ltd.*                                                234,301                  1,521,990

Industrial Conglomerates 2.5%
Anycell, Inc. (b)(c)(d)(h)                                                                   1,250,000                          0
Daeyang E&C Ltd.*                                                                            1,153,948                  4,259,035
Hyundai Mobis                                                                                  350,480                 17,653,357
SFA Engineering Corp.                                                                          276,800                  2,980,738
                                                                                                                       ----------
                                                                                                                       24,893,130

Machinery 0.4%
HS R&A Co., Ltd.                                                                               144,800                    670,242
Samsung Climate Control Co., Ltd. (b)                                                          827,630                  3,622,454
                                                                                                                       ----------
                                                                                                                        4,292,696

Trading Companies & Distributors 0.8%
Jahwa Electronics Co., Ltd.                                                                    779,900                  7,754,976

Transportation Infrastructure 0.4%
Korea Express Co., Ltd.*                                                                       301,880                  3,696,490

Information Technology 22.0%
Computers & Peripherals 0.1%
Ahnlab, Inc.*                                                                                   89,600                  1,023,222

Electronic Equipment & Instruments 5.2%
Dae Duck Electronics Co., Ltd.                                                                 360,901                  2,808,227
Hankuk Electric Glass Co., Ltd.                                                                142,400                  5,880,261
Interflex Co., Ltd.                                                                            178,700                  3,724,533
Mtekvision Co., Ltd.*                                                                           83,200                  2,127,868
Samsung Electro-Mechanics Co., Ltd.*                                                           548,525                 14,052,529
Samsung SDI Co., Ltd.                                                                          209,956                 20,694,751
SE Co., Ltd.(b)(c)(d)                                                                          636,950                  1,736,885
                                                                                                                       ----------
                                                                                                                       51,025,054

Internet Software & Services 1.6%
Daum Communications Corp.*                                                                     379,200                  9,978,080
NCsoft Corp.*                                                                                   70,000                  5,756,839
                                                                                                                       ----------
                                                                                                                       15,734,919

Semiconductors & Semiconductor Equipment 15.1%
NEPES Corp.*                                                                                   353,900                  2,667,696
Samsung Electronics Co., Ltd. (i)                                                              340,299                135,351,231
Seoul Semiconductor Co., Ltd. (b)                                                            1,003,900                 10,461,832
                                                                                                                      -----------
                                                                                                                      148,480,759

Materials 10.3%
Chemicals 1.4%
Korea Fine Chemical Co.                                                                         21,233                    194,536
LG Chemical Ltd.                                                                               212,486                  8,063,950
Samsung Fine Chemicals Co., Ltd.                                                               425,000                  5,720,799
                                                                                                                      -----------
                                                                                                                       13,979,285

Containers & Packaging 0.2%
Youlchon Chemical Co., Ltd.                                                                    351,300                  2,227,086

Metals & Mining 8.7%
Dongkuk Steel Mill Co., Ltd.                                                                 1,170,900                 12,608,910
Korea Iron & Steel Co., Ltd.                                                                   227,200                  3,946,157
POSCO                                                                                          443,000                 65,978,724
Samwoo EMC Co., Ltd. (b)                                                                       754,800                  1,864,877
SeAH Steel Corp.                                                                                77,110                  1,094,875
                                                                                                                      -----------
                                                                                                                       85,493,543

Telecommunication Services 5.1%
Wireless Telecommunication Services
SK Telecom Co., Ltd.                                                                           329,990                 50,293,743

                                                                                                                      -----------
Total Common Stocks (Cost $361,147,478)                                                                               831,924,226

                                                                                         Principal
                                                                                        Amount (f)                       Value ($)
                                                                                        ----------                       ---------

Convertible Bond 0.4%
Consumer Staples 0.0%
Haitai Confectionery Loan Certificates, Zero Coupon,
11/28/2009 (c)(e)(f)                                                                        15,820,881                     12,444

Financials 0.4%
LG Card Co., Ltd., 3.0%, 2/12/2009                                                       6,000,000,000                  3,644,811

                                                                                                                      -----------
Total Convertible Bond (Cost $2,586,386)                                                                                3,657,255

                                                                                          Shares                         Value ($)
                                                                                          ------                         ---------

Preferred Stocks 12.5%
Consumer Discretionary 3.4%
Automobiles 2.0%
Hyundai Motor Co. (2nd)                                                                        738,593                 19,114,261

Hotels Restaurants & Leisure 0.0%
Hotel Shilla Co., Ltd.                                                                          32,070                    128,670

Multiline Retail 1.4%
Shinsegae Co., Ltd.                                                                             55,784                 14,145,834

Consumer Staples 1.2%
Beverages 0.0%
Nam Yang Dairy Products Co., Ltd.                                                                1,160                     93,284

Food Products 1.1%
CJ Corp.                                                                                       297,200                  7,897,803
CJ Corp. (2nd)                                                                                  50,335                  2,113,501
CJ Corp. (3rd)                                                                                  30,201                  1,131,718
                                                                                                                       ----------
                                                                                                                       11,143,022

Household Products 0.1%
LG Household & Health Care Ltd.                                                                 46,788                    788,265

Energy 0.4%
Oil & Gas
S-Oil Corp.                                                                                    156,040                  4,295,673

Financials 1.4%
Insurance
Samsung Fire & Marine Insurance Co., Ltd.                                                      533,850                 13,769,297

Information Technology 5.6%
Electronic Equipment & Instruments 0.3%
Samsung Electro-Mechanics Co., Ltd.*                                                            96,800                  1,277,777
Samsung SDI Co., Ltd.                                                                           34,318                  2,020,634
                                                                                                                       ----------
                                                                                                                        3,298,411

Semiconductors & Semiconductor Equipment 5.3%
Samsung Electronics Co., Ltd. (i)                                                              198,201                 51,895,442

Materials 0.5%
Chemicals
LG Chemical Ltd.                                                                               193,003                  4,408,145

                                                                                                                      -----------
Total Preferred Stocks (Cost $28,521,604)                                                                             123,080,304

Investment Fund 0.1%
Financials
Hankang Restructuring Fund (c)(g)
(Cost $2,065,316)                                                                            1,724,310                  1,340,215

Cash Equivalents 0.4%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $3,980,474)                                                                            3,980,474                  3,980,474

                                                                                                                      -----------
                                                                                           % of
                                                                                        Net Assets                       Value ($)
                                                                                        ----------                       ---------

Total Investment Portfolio  (Cost $398,301,258)                                                   98.0                963,982,474
Other Assets and Liabilities, Net                                                                  2.0                 20,032,459
                                                                                                                      -----------
Net Assets                                                                                       100.0                984,014,933
                                                                                                                      ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Transactions in Securities of Affiliated Issuers. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the three months ended September 30, 2004 with companies which are or were affiliates is as follows:

                                                         Purchases     Sale              Realized      Divdend
Affiliate                            Shares               Cost ($)      Cost ($)        Gain/Loss ($)    Income ($)*      Value ($)
----------------------------------------------------------------------------------------------------------------------------------
Anycell, Inc.                        1,250,000                 -             -               -               -                  -
----------------------------------------------------------------------------------------------------------------------------------
BYC Co., Ltd.                           39,530                 -             -               -               -          1,586,006
----------------------------------------------------------------------------------------------------------------------------------
Jeonbuk Bank                         2,706,500                 -             -               -               -          9,342,890
----------------------------------------------------------------------------------------------------------------------------------
Nam Yang Dairy Products Co., Ltd.       44,550                 -             -               -               -         11,661,439
----------------------------------------------------------------------------------------------------------------------------------
Oriental Fire & Marine Insurance Co.   584,860                 -             -               -               -          7,872,627
----------------------------------------------------------------------------------------------------------------------------------
Samsung Climate Control Co., Ltd.      827,630                 -             -               -               -          3,622,454
----------------------------------------------------------------------------------------------------------------------------------
Samwoo EMC Co., Ltd.                   754,800             2,092,375         -               -               -          1,864,877
----------------------------------------------------------------------------------------------------------------------------------
SE Co., Ltd.                           636,950                 -             -               -               -          1,736,885
----------------------------------------------------------------------------------------------------------------------------------
Seoul Semiconductor Co., Ltd.        1,003,900             4,775,077         -               -               -         10,461,832
----------------------------------------------------------------------------------------------------------------------------------
Taegu Department Store Co., Ltd.     1,286,110             3,965,096         -               -               -          8,890,521
----------------------------------------------------------------------------------------------------------------------------------
Telephus Co., Ltd.                   2,266,667                 -             -               -               -          2,952,671
----------------------------------------------------------------------------------------------------------------------------------
                                                          10,832,548                                                   59,992,202
----------------------------------------------------------------------------------------------------------------------------------

* Net of foreign taxes withheld.


(c) Securities valued at fair value by management and approved in good faith following procedures approved by the Directors, amounted to $6,042,215 (0.6% of net assets at September 30, 2004). Their values have been estimated by management in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at September 30, 2004 aggregated $8,622,435. The securities may also have certain restrictions as to resale.

(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

The issuers of Anycell, Inc. and SE Co., Ltd. have given the Fund a put option, payable on demand. Information concerning such private placement securities at September 30, 2004 is as follows:

                                                          Acquisition    Acquisition                                  Value as % of
Securities                                                   Date         Cost ($)           Value ($)                 Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Anycell, Inc.                                               12/22/2000     2,020,774                 -                          -
----------------------------------------------------------------------------------------------------------------------------------
SE Co., Ltd.                                                12/22/2000     1,616,637         1,736,885                       0.2%
----------------------------------------------------------------------------------------------------------------------------------
Telephus Co., Ltd.                                           6/10/2004     2,919,708         2,952,671                       0.3%
----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                6,557,119         4,689,556                       0.5%
----------------------------------------------------------------------------------------------------------------------------------


(e) Company in restructuring process, principal only subject to repayment.

(f) Principal amount stated in Korean Won.

(g) The Fund owns 1.36% of outstanding shares of Hankang Restructuring Fund, which is managed by Deutsche Investment Management Americas, Inc.

(h) Company is in process of liquidation.

(i) At September 30, 2004, 19.4% of the Fund's investment portfolio is invested in Samsung Electronics Co., Ltd.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The Korea Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         The Korea Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004